Leases - Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right-of-use assets	$ 1,203,219	$ 2,434,221
Operating lease liability, current	(402,462)	(411,557)
Operating lease liabilities, non-current	(771,090)	(1,938,885)
Total operating lease liabilities	$ (1,173,552)	$ (2,350,442)